8. Share Capital	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Share Capital
8. Share Capital

Preferred Stock

The Company’s authorized capital includes 50,000,000 shares of preferred stock of $0.0001 par value. The designation of rights including voting powers, preferences, and restrictions shall be determined by the Board of Directors before the issuance of any shares.

On July 21, 2014, the Company completed a private placement of 170,940 shares of Series A Preferred Stock that also included 100,000 Class B warrants convertible into common stock on a one-to-one basis at an exercise price of $4.00 per share. The net proceeds of the offering were $982,000 after deducting offering costs.

Unless converted earlier, each share of the Mandatorily Convertible Series A Preferred Stock will automatically convert on July 20, 2016, into common stock at a conversion price of $5.85 per share, subject to anti-dilution adjustments. Subject to certain restrictions, at any time prior to July 20, 2016, holders of the Mandatorily Convertible Series A Preferred Stock may elect to convert all or a portion of their shares into common stock at the conversion rate.

The holders of Mandatorily Convertible Series A Preferred Stock are entitled to receive cumulative dividends during a period of twenty-four (24) months from and after the Issuance Date (the “Dividend Period”). During the Dividend Period for each outstanding share of Mandatorily Convertible Series A Preferred Stock, dividends shall be payable quarterly in cash, at the rate of 10% per annum on or before each ninety (90) day period following the Issuance Date (each a “Dividend Payment Date”), with the first Dividend Payment Date to occur promptly following the three month period following the Issuance Date, and continuing until the end of the Dividend Period. Following the expiration of the Dividend Period, the holders of Series A Preferred Stock shall not be entitled to any additional dividend payment or coupon rate.

Shares of Series A Preferred Stock are redeemable, at the option of the holders commencing any time after 12 months from and after the closing at a price equal to the original purchase price plus all accrued but unpaid dividends. In the event that the Company completes a financing of $10 million or greater prior to July 20, 2016, the Series A Preferred Stock will be redeemed at a price equal to the original purchase price plus all accrued but unpaid dividends.

170,940 shares of Series A preferred stock are issued and outstanding as of September 30, 2014.

Mandatorily Redeemable Preferred Shares (Deferred Stock)

The Company’s subsidiary OHG is authorized to issue 50,000 shares of deferred stock, par value of £1.These shares are non-voting, non-participating,  redeemable and have been presented as a long-term liability.

Common Stock

The Company is authorized to issue 200 million shares of common stock, par value of $0.0001.

During the nine months ended September 30, 2014, the Company:

●	issued 15,000 shares of common stock for services received with a fair value of $64,500.
●	issued 25,000 shares of common stock for services received, in connection with the $1 million private placement, with a fair value of $107,500

●	issued 75,000 shares of common stock for services to be received with a fair value of $322,500

During the year ended December 31, 2013, the Company:

●	issued 5,000 shares of common stock for services received with a fair value of $30,000
●	issued 62,543 shares of common stock for services received with a fair value of $562,891.

●	issued 806,452 shares of common stock for $6 million cash.
●	issued 33,333 shares of common stock for services received with a fair value of $50,000.

●	issued 1,167,600 shares of common stock upon the exercise of warrants with an exercise price of $nil

Stock Purchase Warrants

At September 30, 2014, the Company had reserved 1,426,435 shares of its common stock for the following outstanding warrants:

Number of Warrants	Exercise Price	Expiry
116,760	$0.86	no expiry date
1,209,675	4.25	January 2019
100,000	4.00	July 2016

During the nine months ended September 30, 2014 there were 100,000 warrants issued in connection with the $1 million private placement. In connection with and as a consideration of closing of the $1 million private placement, 403,225 warrants issued in the financing of February 2013 were increased to 1,209,675 warrants; and the exercise price was reduced to $4.25 per share and the exercise period was extended to January 2019. There were no warrants exercised during the nine months ended September 30, 2014.

Preferred Stock

The Company’s authorized capital includes 50,000,000 shares of preferred stock of $0.0001 par value. The designation of rights including voting powers, preferences, and restrictions shall be determined by the Board of Directors before the issuance of any shares.

On August 6, 2013 the shareholders approved the reduction of the authorized preferred stock to 50 million with the par value remaining unchanged at $0.0001 per preferred share.

No shares of preferred stock are issued and outstanding as of December 31, 2013 and 2012.

Mandatorily Redeemable Preferred Shares (Deferred Stock)

The Company’s subsidiary OHG is authorized to issue 50,000 shares of deferred stock, par value of £1.These shares are non-voting, non-participating, redeemable and have been presented as a long-term liability.

Common Stock

The Company is authorized to issue 200 million shares of common stock, par value of $0.0001.

On August 6, 2013, the shareholders approved the reduction of the authorized common stock to 200 million, with the par value remaining unchanged at $0.0001 per common share, and the consolidation of the issued and outstanding common stock on the basis of one new share for each 600 shares, effective upon approval of the regulatory authorities. The Company’s common stock was consolidated effective as of August 29, 2013

The application of this stock consolidation has been shown retroactively in these consolidated financial statements.

During the year ended December 31, 2013, the Company:

·	issued 5,000 shares of common stock for services received with a fair value of $30,000
·	issued 62,543 shares of common stock for services received with a fair value of $562,891.
·	issued 806,452 shares of common stock for $6 million cash.
·	issued 33,333 shares of common stock for services received with a fair value of $50,000.
·	issued 1,167,600 shares of common stock upon the exercise of warrants with an exercise price of $nil

During the six months ended December 31, 2012, the Company:

·	issued 195,573 shares of common stock for cash proceeds of $502,000
·	issued 1,459,500 shares of common stock for subscription receivable of $500,000.
·	issued 3,502,800 shares of common stock for services received from related parties with a fair value of $1,200,000
·	issued 145,950 shares of common stock for services received with a fair value of $50,000
·	accounted for the reverse acquisition of Intelligent Communication Enterprise Corporation and subsidiaries and the issued 1,160,051 shares of common stock with a fair value of $341,000.
·	returned to treasury for cancellation 70,000 shares of common stock with a fair value of $420,000 being proceeds received on the disposal of shares of Global Interactive Media Limited and the Modizo business.

During the year ended June 30, 2012, the Company:

·	issued new shares of common stock for cash proceeds of $5,750,000

Stock Purchase Warrants

At December 31, 2013, the Company had reserved 519,986 shares of its common stock for the following outstanding warrants:

Number of Warrants	Exercise Price	Expiry

116,760	$0.86	no expiry date
403,226	5.94	January 2018

There were 403,226 warrants issued during the year ended December 31, 2013. In addition, 1,167,600 warrants were exercise with nil proceeds to the Company.

An agreement entered into in May 2013, whereby 62,545 warrants with an exercise price of $7.20 per share were issued, has been terminated and all warrants cancelled.